CTIVP® – American Century Diversified Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	6,023,225
AMMC CLO XII Ltd.(a),(b)
Series 2013-12A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 11/10/2030	6.059%	3,564,606	3,567,073
ARES Loan Funding III Ltd.(a),(b)
Series 2022-ALF3A Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 07/25/2036	5.570%	5,000,000	5,000,710
Atrium IX(a),(b)
Series 209A Class BR2
3-month Term SOFR + 1.762% Floor 1.500% 05/28/2030	6.075%	3,050,000	3,050,241
Buckhorn Park CLO Ltd.(a),(b)
Series 2019-1A Class CRR
3-month Term SOFR + 1.850% Floor 1.850% 07/18/2034	6.143%	11,500,000	11,515,444
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%	980,252	950,857
CyrusOne Data Centers Issuer I LLC(a)
Series 2024-1 Class A2
03/22/2049	4.760%	12,655,000	12,348,959
Series 2024-2A Class A2
05/20/2049	4.500%	4,300,000	4,140,753
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%	12,241,431	11,583,930
Dryden CLO Ltd(a),(b)
Series 2024-68A Class CRR
3-month Term SOFR + 1.800% Floor 1.800% 07/15/2035	6.102%	6,000,000	5,937,054
Dryden Senior Loan Fund(a),(b)
Series 2016-43A Class CR3
3-month Term SOFR + 1.750% Floor 1.750% 04/20/2034	6.100%	17,500,000	17,329,602
Elmwood CLO Ltd.(a),(b)
Series 2023-3A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 01/17/2038	6.048%	10,425,000	10,381,841
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-3A Class CR
3-month Term SOFR + 1.750% Floor 1.750%, Cap 1.750% 01/17/2038	6.198%	5,550,000	5,501,859
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	6,508,000	6,231,808
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	2,744,934	2,550,890
Goodgreen Trust(a)
Series 2021-1A Class A
10/15/2056	2.660%	1,111,587	926,506
KKR CLO Ltd.(a),(b)
Series 2018 Class CR
3-month Term SOFR + 2.362% Floor 2.100% 07/18/2030	6.655%	3,500,000	3,500,704
Lyra Music Assets Delaware LP(a)
Series 2024-2 Class A2
12/22/2064	5.760%	8,642,596	8,725,593
Madison Park Funding LXVIII Ltd.(a),(b)
Series 2024-68A Class B
3-month Term SOFR + 1.650% Cap 1.650% 01/20/2038	5.951%	6,400,000	6,342,470
Magnetite XLI Ltd.(a),(b)
Series 2024-41A Class C
3-month Term SOFR + 1.780% Floor 1.780% 01/25/2038	6.093%	2,550,000	2,551,209
Magnetite XXVIII Ltd.(a),(b)
Series 2020-28A Class BRR
3-month Term SOFR + 1.550% Floor 1.550% 01/15/2038	5.880%	13,500,000	13,417,731
Series 2020-28A Class CRR
3-month Term SOFR + 1.750% Floor 1.750% 01/15/2038	6.080%	8,800,000	8,730,973
Mountain View CLO LLC(a),(b)
Series 2017-2 Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/16/2031	6.269%	3,250,000	3,250,280
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	13,000,000	11,882,958

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reese Park CLO Ltd.(a),(b)
Series 2020-1A Class CRR
3-month Term SOFR + 1.900% Cap 1.900% 01/15/2038	6.410%	5,700,000	5,659,211
Riverbank Park CLO Ltd.(a),(b)
Series 2024-1A Class C
3-month Term SOFR + 1.800% 01/25/2038	6.150%	8,000,000	8,000,384
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	3,975,000	4,125,861
Stewart Park CLO Ltd.(a),(b)
Series 2015-1A Class CR
3-month Term SOFR + 2.062% Floor 1.800% 01/15/2030	6.364%	4,150,000	4,153,249
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	1,982,494	1,895,693
Subway Funding LLC(a)
Series 2024-1A Class A2I
07/30/2054	6.028%	8,562,540	8,624,084
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	3,350,000	3,340,645
Trimaran Cavu Ltd.(a),(b)
Series 2024-1A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 01/20/2037	6.000%	8,414,000	8,363,903
VB-S1 Issuer LLC(a)
Subordinated Series 2024-1A Class F
05/15/2054	8.871%	5,750,000	5,980,244
Voya CLO Ltd.(a),(b)
Series 2019-1A Class A2RR
3-month Term SOFR + 1.600% 10/15/2037	6.049%	11,150,000	11,172,222
Wellfleet CLO Ltd.(a),(b)
Series 2019-XA Class A2R2
3-month Term SOFR + 1.750% Floor 1.750% 07/20/2032	6.043%	11,000,000	11,004,488
Total Asset-Backed Securities — Non-Agency (Cost $238,073,734)			237,762,654

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	5.784%	8,305,466	8,298,294
BANK(a)
Subordinated Series 2018-BN15 Class D
11/15/2061	3.000%	1,729,000	1,395,853
Subordinated Series 2019-BN17 Class D
04/15/2052	3.000%	2,215,000	1,828,550
BANK(a),(c)
Subordinated Series 2021-BN36 Class D
09/15/2064	2.500%	2,212,104	1,599,376
BANK5(c)
Subordinated Series 2024-5YR7 Class AS
06/15/2057	6.489%	5,979,000	6,203,520
Barclays Commercial Mortgage Trust(a)
Subordinated Series 2019-C5 Class D
11/15/2052	2.500%	2,360,754	1,880,621
BBCMS Mortgage Trust(c)
Series 2024-5C27 Class AS
07/15/2057	6.410%	10,672,000	11,091,091
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2019-BWAY Class E
11/25/2034	0.000%	8,236,000	92,243
Benchmark Mortgage Trust(a),(c)
Subordinated Series 2018-B5 Class D
07/15/2051	3.098%	5,659,000	4,473,426
Benchmark Mortgage Trust(a)
Subordinated Series 2020-B16 Class D
02/15/2053	2.500%	4,287,000	3,152,809
Subordinated Series 2021-B31 Class D
12/15/2054	2.250%	1,821,000	1,190,819
Capital Automotive REIT(a)
Series 2024-2A Class A2
05/15/2054	5.250%	4,750,000	4,638,432
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2019-C15 Class D
03/15/2052	3.000%	3,555,000	2,880,640
CSMC Trust(a),(b)
Subordinated Series 2021-BHAR Class B
1-month Term SOFR + 1.264% Floor 1.500% 11/15/2038	5.584%	3,281,000	3,262,151
FS Commercial Mortgage Trust(a)
Series 2023-4SZN Class A
11/10/2039	7.066%	5,020,000	5,155,387
Morgan Stanley Capital I Trust(a)
Subordinated Series 2018-H3 Class D
07/15/2051	3.000%	1,644,000	1,371,247
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-L4 Class D
02/18/2053	2.500%	3,572,000	2,566,628
One Market Plaza Trust(a)
Subordinated Series 2017-1MKT Class B
02/10/2032	3.845%	5,370,000	4,875,061
ONNI Commerical Mortgage Trust(a),(c)
Series 2024-APT Class A
07/15/2039	5.196%	7,843,000	7,938,067
THPT Mortgage Trust(a),(c)
Series 2023-THL Class B
12/10/2034	7.669%	5,520,000	5,630,290
UBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2018-C15 Class D
12/15/2051	5.139%	1,375,000	1,226,513
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $86,131,921)			80,751,018

Convertible Bonds 5.0%

Banking 5.0%
Banco Bilbao Vizcaya Argentaria SA(e),(f)
	6.125%	4,200,000	4,093,545
Banco Santander SA(e),(f)
	4.750%	13,800,000	13,232,984
Barclays PLC(e),(f)
	6.125%	12,190,000	12,187,556
BNP Paribas SA(a),(e),(f)
	4.625%	11,931,000	11,432,209
Credit Agricole SA(a),(e),(f)
	8.125%	9,960,000	10,122,239
Danske Bank A/S(a),(e),(f)
	4.375%	13,095,000	12,771,229
Deutsche Bank AG(e),(f)
	6.000%	7,200,000	7,119,711
ING Groep NV(e),(f)
	5.750%	12,005,000	11,917,956
Intesa Sanpaolo SpA(a),(e),(f)
	7.700%	14,150,000	14,210,514
Lloyds Banking Group PLC(e),(f)
	7.500%	12,055,000	12,111,540
Natwest Group PLC(e),(f)
	6.000%	4,300,000	4,294,494
Nordea Bank Abp(a),(e),(f)
	6.625%	15,600,000	15,683,217
Skandinaviska Enskilda Banken AB(a),(e),(f)
	6.875%	6,800,000	6,897,823
Societe Generale SA(a),(e),(f)
	4.750%	11,367,000	11,025,047
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Chartered PLC(a),(e),(f)
	6.000%	10,825,000	10,825,085
UBS Group AG(a),(e),(f)
	5.125%	11,176,000	11,001,804
Total			168,926,953
Total Convertible Bonds (Cost $169,298,255)			168,926,953

Corporate Bonds & Notes 36.0%

Aerospace & Defense 0.6%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	822,000	830,411
03/15/2033	6.250%	462,000	467,727
Boeing Co. (The)
05/01/2034	6.528%	5,350,000	5,729,279
Bombardier, Inc.(a)
07/01/2031	7.250%	3,551,000	3,567,240
Harris Corp.
04/27/2035	4.854%	2,835,000	2,733,586
Northrop Grumman Corp.
05/01/2040	5.150%	1,980,000	1,923,029
TransDigm, Inc.(a)
08/15/2028	6.750%	3,897,000	3,956,107
Total			19,207,379
Airlines 1.2%
Air Canada(a)
08/15/2026	3.875%	9,218,000	9,024,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	6,826,040	6,806,018
Grupo Aeromexico SAB de CV(a)
11/15/2029	8.250%	5,175,000	4,984,285
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	6,390,000	6,303,447
Latam Airlines Group SA(a)
04/15/2030	7.875%	5,395,000	5,367,423
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	7,959,395	7,992,394
Total			40,477,567
Automotive 1.2%
American Honda Finance Corp.
01/09/2026	4.950%	4,690,000	4,704,445
Aptiv PLC/Global Financing DAC(f)
12/15/2054	6.875%	6,641,000	6,513,498

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
05/17/2027	5.850%	3,795,000	3,815,540
06/10/2030	7.200%	4,860,000	5,050,545
11/05/2031	6.054%	2,515,000	2,465,669
03/08/2034	6.125%	3,525,000	3,382,703
General Motors Financial Co., Inc.
06/18/2031	5.600%	2,852,000	2,853,989
04/04/2034	5.950%	1,909,000	1,900,882
Hyundai Capital America(a)
01/16/2029	6.500%	1,227,000	1,287,792
Stellantis Finance US, Inc.(a)
03/18/2035	6.450%	1,794,000	1,780,501
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	7,468,000	6,917,936
Total			40,673,500
Banking 5.7%
Ally Financial, Inc.
11/01/2031	8.000%	5,972,000	6,659,378
American Express Co.(e),(f)
	3.550%	4,365,000	4,225,366
Australia & New Zealand Banking Group Ltd.(a),(e),(f)
	6.750%	7,500,000	7,617,639
Bank of America Corp.(f)
09/15/2029	5.819%	1,635,000	1,694,570
01/23/2035	5.468%	9,030,000	9,158,889
01/24/2036	5.511%	4,185,000	4,259,461
Bank of Nova Scotia (The)(f)
10/27/2081	3.625%	5,420,000	4,969,935
BNP Paribas SA(a),(f)
06/12/2029	5.335%	3,030,000	3,082,478
01/13/2033	5.786%	3,282,000	3,355,312
BPCE SA(a),(f)
10/19/2034	7.003%	2,605,000	2,834,296
Citigroup, Inc.(e),(f)
	4.000%	4,092,000	4,034,886
Citigroup, Inc.(f)
03/31/2031	4.412%	2,340,000	2,279,385
03/04/2056	5.612%	2,150,000	2,098,470
Junior Subordinated
12/31/2079	3.875%	7,885,000	7,720,085
Citizens Financial Group, Inc.(e),(f)
	5.650%	2,244,000	2,230,825
Comerica, Inc.(e),(f)
	5.625%	7,740,000	7,698,953
Danske Bank A/S(a),(f)
03/01/2030	5.705%	2,215,000	2,276,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG(a),(b),(e)
5-year CMS + 4.358%	4.789%	10,600,000	10,562,616
Goldman Sachs Group, Inc. (The)(f)
10/24/2029	6.484%	3,660,000	3,866,628
10/23/2030	4.692%	3,029,000	3,009,563
04/25/2035	5.851%	3,721,000	3,842,236
11/19/2045	5.561%	2,943,000	2,867,216
HSBC Holdings PLC(e),(f)
Junior Subordinated
	6.000%	11,985,000	11,933,369
Intesa Sanpaolo SpA(a)
07/14/2027	3.875%	3,500,000	3,426,463
JPMorgan Chase & Co.(f)
01/23/2035	5.336%	2,080,000	2,098,132
04/22/2035	5.766%	7,077,000	7,350,100
07/22/2035	5.294%	2,227,000	2,237,950
M&T Bank Corp.(e),(f)
Junior Subordinated
	5.125%	370,000	366,096
Morgan Stanley(f)
11/01/2029	6.407%	3,080,000	3,249,492
11/01/2034	6.627%	4,615,000	5,032,150
04/19/2035	5.831%	1,457,000	1,509,862
11/19/2055	5.516%	1,540,000	1,504,564
Nationwide Building Society(a)
07/29/2029	5.127%	6,910,000	6,994,826
Nationwide Building Society(a),(f)
Subordinated
10/18/2032	4.125%	2,800,000	2,717,285
Northern Trust Corp.(f)
Subordinated
05/08/2032	3.375%	4,798,000	4,637,595
Royal Bank of Canada(f)
03/27/2028	4.715%	5,708,000	5,724,664
02/04/2031	5.153%	5,647,000	5,716,104
Royal Bank of Scotland Group PLC(e),(f)
	8.000%	7,485,000	7,524,083
US Bancorp(f)
02/12/2031	5.046%	3,576,000	3,610,355
Wells Fargo & Co.(f)
04/24/2034	5.389%	3,690,000	3,714,388
07/25/2034	5.557%	2,236,000	2,273,215
04/04/2051	5.013%	3,330,000	2,996,071
Westpac Banking Corp.(f)
Subordinated
11/20/2035	5.618%	5,625,000	5,584,616
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zions Bancorp NA(f)
Subordinated
11/19/2035	6.816%	3,997,000	4,074,133
Total			194,620,505
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp. (The)(e),(f)
	5.375%	1,320,000	1,317,283
Junior Subordinated
	4.000%	6,714,000	6,549,649
Charles Schwab Corp. (The)(f)
08/24/2034	6.136%	1,755,000	1,866,587
Citadel Finance LLC(a)
02/10/2030	5.900%	1,454,000	1,448,230
Total			11,181,749
Building Materials 0.8%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	5,228,000	5,003,544
03/01/2034	6.375%	1,758,000	1,748,806
Cemex SAB de CV(a),(e),(f)
Subordinated
	9.125%	4,356,000	4,433,049
CRH America Finance, Inc.
01/09/2035	5.500%	4,000,000	4,049,590
Louisiana-Pacific Corp.(a)
03/15/2029	3.625%	1,806,000	1,690,980
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	2,040,000	2,050,856
03/01/2033	6.750%	1,224,000	1,219,822
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	692,000	692,293
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,971,000	3,662,856
Vulcan Materials Co.
12/01/2054	5.700%	1,542,000	1,507,200
Total			26,058,996
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	8,415,000	8,286,252
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	9,675,000	9,375,083
Total			17,661,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	1,756,000	1,642,514
01/31/2030	4.500%	1,990,000	1,707,106
10/15/2034	8.000%	4,875,000	4,667,115
Celanese US Holdings LLC
07/15/2027	6.415%	2,080,000	2,114,024
Dow Chemical Co. (The)
11/15/2042	4.375%	850,000	698,476
Orbia Advance Corp SAB de CV(a)
05/11/2031	2.875%	6,120,000	5,082,831
Total			15,912,066
Construction Machinery 0.3%
AGCO Corp.
03/21/2034	5.800%	2,838,000	2,874,116
Ashtead Capital, Inc.(a)
10/15/2033	5.950%	4,998,000	5,072,917
United Rentals North America, Inc.(a)
12/15/2029	6.000%	2,290,000	2,325,291
Total			10,272,324
Consumer Cyclical Services 0.1%
Expedia Group, Inc.
02/15/2035	5.400%	3,609,000	3,595,419
Diversified Manufacturing 0.5%
Chart Industries, Inc.(a)
01/01/2030	7.500%	7,288,000	7,566,508
Ingersoll Rand, Inc.
08/14/2033	5.700%	1,998,000	2,063,602
Nordson Corp.
12/15/2029	4.500%	4,710,000	4,633,683
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,200,000	2,138,070
Total			16,401,863
Electric 2.8%
AES Andes SA(a)
03/14/2032	6.250%	1,946,000	1,961,540
AES Corp. (The)(f)
07/15/2055	6.950%	1,613,000	1,539,970
Arizona Public Service Co.
08/15/2034	5.700%	2,771,000	2,825,859
Black Hills Corp.
01/15/2035	6.000%	1,984,000	2,052,511
Commonwealth Edison Co.
02/01/2053	5.300%	1,382,000	1,309,825

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.
08/01/2041	4.900%	4,595,000	4,145,053
Duke Energy Corp.
08/15/2052	5.000%	2,310,000	2,014,809
06/15/2054	5.800%	3,750,000	3,665,318
Duke Energy Florida LLC
11/15/2052	5.950%	2,100,000	2,141,687
Duke Energy Progress LLC
03/06/2027	4.350%	3,020,000	3,030,882
12/01/2044	4.150%	3,780,000	3,092,724
03/15/2053	5.350%	1,275,000	1,212,998
03/15/2055	5.550%	1,885,000	1,845,082
Edison International(e),(f)
	5.000%	5,815,000	5,261,616
	5.375%	844,000	807,850
Emera, Inc.(f)
Junior Subordinated
06/15/2076	6.750%	7,364,000	7,405,087
Florida Power & Light Co.
02/01/2042	4.125%	6,295,000	5,326,295
MidAmerican Energy Co.
09/15/2054	5.850%	9,337,000	9,588,669
Nevada Power Co.(f)
05/15/2055	6.250%	1,442,000	1,432,210
NextEra Energy Capital Holdings, Inc.
03/15/2032	5.300%	2,717,000	2,760,035
Northern States Power Co.
05/15/2053	5.100%	2,685,000	2,485,264
NRG Energy, Inc.(a)
12/02/2025	2.000%	5,835,000	5,712,809
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	2,075,000	1,510,030
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,635,000	1,298,698
Palomino Funding Trust I(a)
05/17/2028	7.233%	1,650,000	1,736,901
PECO Energy Co.
08/15/2052	4.375%	3,600,000	2,962,192
Public Service Electric and Gas Co.
03/01/2055	5.500%	3,542,000	3,492,664
Public Service Enterprise Group, Inc.
10/15/2033	6.125%	1,580,000	1,666,232
Saavi Energia Sarl(a)
02/10/2035	8.875%	4,555,000	4,605,079
Union Electric Co.
03/15/2053	5.450%	2,505,000	2,413,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
04/15/2034	6.000%	1,406,000	1,427,557
WEC Energy Group, Inc.
09/12/2026	5.600%	1,410,000	1,430,782
Total			94,161,493
Finance Companies 2.7%
AerCap Global Aviation Trust(a),(f)
Junior Subordinated
06/15/2045	6.500%	6,703,000	6,704,057
Aircastle Ltd.(a),(e),(f)
	5.250%	8,680,000	8,531,396
Aircastle Ltd.(a)
02/15/2029	5.950%	3,595,000	3,693,647
10/01/2031	5.750%	1,452,000	1,477,356
Ares Strategic Income Fund(a)
03/15/2028	5.700%	3,390,000	3,390,746
08/15/2029	6.350%	4,870,000	4,946,744
Avolon Holdings Funding Ltd.(a)
05/04/2028	6.375%	1,492,000	1,543,222
01/15/2030	5.150%	1,204,000	1,193,206
Blackstone Private Credit Fund
11/27/2028	7.300%	1,303,000	1,376,913
07/16/2029	5.950%	1,200,000	1,211,222
Blue Owl Capital Corp.
03/15/2029	5.950%	3,245,000	3,253,922
Blue Owl Credit Income Corp.
01/15/2029	7.750%	5,145,000	5,469,170
Blue Owl Credit Income Corp.(a)
09/15/2029	6.600%	2,100,000	2,132,792
Blue Owl Technology Finance Corp.(a)
03/15/2028	6.100%	3,245,000	3,234,843
Bread Financial Holdings, Inc.(a),(f)
06/15/2035	8.375%	3,029,000	2,960,391
Fortress Transportation and Infrastructure Investors LLC(a)
06/15/2032	7.000%	5,280,000	5,355,333
Freedom Mortgage Holdings LLC(a)
02/01/2029	9.250%	3,420,000	3,471,732
Golub Capital BDC, Inc.
12/05/2028	7.050%	4,232,000	4,424,023
Golub Capital Private Credit Fund(a)
09/12/2029	5.800%	3,356,000	3,320,098
05/01/2030	5.875%	1,302,000	1,288,953
HPS Corporate Lending Fund(a)
01/14/2028	5.450%	1,520,000	1,513,983
04/14/2032	5.950%	2,658,000	2,625,385
OneMain Finance Corp.
05/15/2031	7.500%	1,735,000	1,765,102
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owl Rock Capital Corp.
06/11/2028	2.875%	2,685,000	2,464,737
PennyMac Financial Services, Inc.(a)
11/15/2030	7.125%	6,754,000	6,863,546
02/15/2033	6.875%	4,068,000	4,069,241
Springleaf Finance Corp.
03/15/2026	7.125%	2,054,000	2,084,206
Total			90,365,966
Food and Beverage 0.8%
Flowers Foods, Inc.
03/15/2035	5.750%	3,465,000	3,496,139
JBS USA LUX Sarl/Food Co./Foods Group(a)
04/20/2035	5.950%	5,370,000	5,521,604
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,850,000	2,591,280
Mars, Inc.(a)
03/01/2035	5.200%	4,908,000	4,932,755
04/01/2039	3.875%	1,096,000	943,860
05/01/2045	5.650%	2,935,000	2,941,364
05/01/2055	5.700%	1,719,000	1,716,151
Minerva Luxembourg SA(a)
09/13/2033	8.875%	3,500,000	3,724,114
Total			25,867,267
Gaming 0.8%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,926,000	3,606,818
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,735,000	1,739,800
International Game Technology PLC(a)
01/15/2029	5.250%	7,240,000	7,077,365
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,500,000	2,500,058
11/15/2029	7.250%	4,621,000	4,695,491
VICI Properties LP
04/01/2034	5.750%	2,940,000	2,960,612
04/01/2054	6.125%	1,170,000	1,143,558
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,155,000	3,911,708
Total			27,635,410
Health Care 1.5%
Cardinal Health, Inc.
11/15/2034	5.350%	5,770,000	5,787,725
CVS Health Corp.
06/01/2044	6.000%	3,945,000	3,843,919
02/21/2053	5.625%	1,195,000	1,091,673
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.(f)
03/10/2055	7.000%	2,254,000	2,270,737
HCA, Inc.
03/01/2055	6.200%	1,217,000	1,207,834
Icon Investments Six DAC
05/08/2034	6.000%	3,004,000	3,064,727
IQVIA, Inc.(a)
05/15/2027	5.000%	2,570,000	2,535,746
IQVIA, Inc.
02/01/2029	6.250%	4,272,000	4,454,652
Kaiser Foundation Hospitals
06/01/2051	3.002%	2,365,000	1,536,577
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	6,017,000	6,097,114
Novant Health, Inc.
11/01/2051	3.168%	2,820,000	1,869,612
Star Parent, Inc.(a)
10/01/2030	9.000%	2,278,000	2,251,576
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	4,378,000	4,324,515
Tenet Healthcare Corp.
11/01/2027	5.125%	5,201,000	5,124,252
10/01/2028	6.125%	1,900,000	1,890,977
Universal Health Services, Inc.
10/15/2034	5.050%	4,393,000	4,161,831
Total			51,513,467
Healthcare Insurance 0.3%
Humana, Inc.
04/15/2054	5.750%	2,141,000	1,988,319
UnitedHealth Group, Inc.
07/15/2044	5.500%	4,141,000	4,078,081
04/15/2053	5.050%	5,070,000	4,579,055
Total			10,645,455
Home Construction 0.3%
DR Horton, Inc.
10/15/2034	5.000%	5,629,000	5,483,131
KB Home
11/15/2029	4.800%	3,910,000	3,725,387
Meritage Homes Corp.
03/15/2035	5.650%	2,352,000	2,320,941
Total			11,529,459
Independent Energy 1.2%
3R Lux SARL(a)
02/05/2031	9.750%	3,512,000	3,666,357

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Resources Corp.(a)
02/01/2029	7.625%	2,538,000	2,602,225
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	8,269,000	8,371,233
Diamondback Energy, Inc.
03/15/2033	6.250%	3,210,000	3,391,138
Encino Acquisition Partners Holdings LLC(a)
05/01/2031	8.750%	3,450,000	3,668,362
Geopark Ltd.(a)
01/31/2030	8.750%	4,760,000	4,498,904
Matador Resources Co.(a)
04/15/2032	6.500%	2,550,000	2,529,885
Occidental Petroleum Corp.
01/01/2032	5.375%	2,475,000	2,439,525
09/15/2036	6.450%	1,515,000	1,558,702
SM Energy Co.
09/15/2026	6.750%	2,825,000	2,824,516
Southwestern Energy Co.
03/15/2030	5.375%	5,552,000	5,517,244
Total			41,068,091
Integrated Energy 0.3%
BP Capital Markets America, Inc.
06/17/2041	3.060%	2,580,000	1,894,215
BP Capital Markets PLC(e),(f)
	4.375%	3,000,000	2,986,201
Eni SpA(a)
05/15/2054	5.950%	3,091,000	3,026,142
Shell Finance US, Inc.
05/11/2045	4.375%	1,800,000	1,532,025
Total			9,438,583
Leisure 0.5%
Carnival Corp.(a)
08/01/2028	4.000%	5,531,000	5,287,602
02/15/2033	6.125%	3,592,000	3,539,006
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	7,863,000	7,867,968
Total			16,694,576
Life Insurance 1.3%
Allianz SE(a),(e),(f)
	3.500%	7,200,000	6,971,721
Athene Global Funding(a)
07/11/2031	5.526%	2,865,000	2,907,405
CNO Financial Group, Inc.
06/15/2034	6.450%	2,017,000	2,103,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corebridge Financial, Inc.
01/15/2034	5.750%	1,720,000	1,763,410
Corebridge Financial, Inc.(f)
09/15/2054	6.375%	2,468,000	2,453,104
F&G Annuities & Life, Inc.
10/04/2034	6.250%	4,615,000	4,474,261
Fortitude Group Holdings LLC(a)
04/01/2030	6.250%	7,502,000	7,587,390
High Street Funding Trust III(a)
02/15/2055	5.807%	2,319,000	2,280,951
Lincoln National Corp.
06/15/2040	7.000%	3,080,000	3,463,077
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	2,085,000	2,115,548
Prudential Financial, Inc.(f)
03/15/2054	6.500%	3,600,000	3,670,641
Reinsurance Group of America, Inc.(f)
Subordinated
09/15/2055	6.650%	1,173,000	1,154,517
Voya Financial, Inc.
09/20/2034	5.000%	2,803,000	2,698,568
Total			43,644,457
Lodging 0.1%
Hyatt Hotels Corp.
03/30/2032	5.750%	3,024,000	3,041,615
Media and Entertainment 1.0%
AppLovin Corp.
12/01/2031	5.375%	3,150,000	3,167,529
12/01/2054	5.950%	2,554,000	2,507,143
Lamar Media Corp.
02/15/2028	3.750%	4,625,000	4,397,820
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	6,895,000	6,797,505
Snap, Inc.(a)
03/01/2033	6.875%	2,721,000	2,721,859
TEGNA, Inc.(a)
03/15/2026	4.750%	8,714,000	8,607,433
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,687,000	2,620,836
03/15/2032	4.279%	2,595,000	2,286,708
Total			33,106,833
Metals and Mining 0.8%
Alumina Pty Ltd.(a)
09/15/2032	6.375%	1,599,000	1,578,443
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(a)
09/15/2031	7.500%	4,139,000	4,041,903
05/01/2033	7.375%	2,245,000	2,153,575
CSN Islands XI Corp.(a)
01/28/2028	6.750%	5,966,000	5,694,142
Glencore Funding LLC(a),(g)
04/01/2030	5.186%	734,000	738,786
Glencore Funding LLC(a)
04/04/2054	5.893%	2,305,000	2,246,728
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	4,030,000	4,069,091
Novelis, Inc.(a)
01/30/2030	6.875%	3,530,000	3,571,374
Rio Tinto Finance USA PLC
03/14/2032	5.000%	2,368,000	2,378,531
03/14/2055	5.750%	2,368,000	2,372,764
Total			28,845,337
Midstream 1.1%
Cheniere Energy, Inc.
10/15/2028	4.625%	4,050,000	4,007,259
Columbia Pipelines Holding Co. LLC(a)
01/15/2034	5.681%	4,560,000	4,548,340
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	3,600,000	3,718,158
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	1,489,000	1,434,741
Energy Transfer LP
12/01/2033	6.550%	5,744,000	6,144,429
Energy Transfer LP(e),(f)
Junior Subordinated
	6.500%	4,643,000	4,645,882
Energy Transfer Partners LP
12/15/2045	6.125%	3,345,000	3,288,801
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	4,579,000	4,633,357
Northern Natural Gas Co.(a)
02/01/2054	5.625%	1,510,000	1,475,981
Sunoco LP(a)
05/01/2029	7.000%	2,629,000	2,691,394
Total			36,588,342
Natural Gas 0.5%
Boston Gas Co.(a)
01/10/2035	5.843%	1,238,000	1,269,270
Engie SA(a)
04/10/2054	5.875%	3,180,000	3,152,948
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy(e),(f)
	4.875%	6,815,000	6,762,313
Sempra Energy
06/15/2027	3.250%	4,800,000	4,650,873
Total			15,835,404
Office REIT 0.8%
Boston Properties LP
04/01/2032	2.550%	10,125,000	8,336,306
Cousins Properties LP
02/15/2032	5.375%	3,525,000	3,502,793
Highwoods Realty LP
04/15/2029	4.200%	4,335,000	4,155,403
02/15/2030	3.050%	2,170,000	1,937,032
Kilroy Realty LP
11/15/2032	2.500%	2,605,000	2,060,974
11/15/2033	2.650%	5,351,000	4,156,373
Piedmont Operating Partnership LP
07/20/2028	9.250%	2,529,000	2,786,627
07/15/2029	6.875%	796,000	826,009
08/15/2030	3.150%	623,000	546,725
Total			28,308,242
Oil Field Services 0.2%
Enerflex Ltd.(a)
10/15/2027	9.000%	4,009,000	4,115,986
Yinson Boronia Production BV(a)
07/31/2042	8.947%	3,086,534	3,259,798
Total			7,375,784
Other Financial Institutions 0.4%
Atlas Warehouse Lending Co. LP(a)
01/15/2028	6.050%	1,850,000	1,865,090
01/15/2030	6.250%	5,578,000	5,604,659
Encore Capital Group, Inc.(a)
04/01/2029	9.250%	4,071,000	4,262,565
PRA Group, Inc.(a)
01/31/2030	8.875%	2,556,000	2,670,999
Total			14,403,313
Other Industry 0.1%
Leland Stanford Junior University (The)
03/01/2035	4.679%	2,500,000	2,467,535
Other REIT 1.2%
American Assets Trust LP
10/01/2034	6.150%	6,870,000	6,848,241

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EPR Properties
04/15/2028	4.950%	5,065,000	5,016,270
08/15/2029	3.750%	1,075,000	1,008,489
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	5,905,000	5,887,863
06/15/2029	4.750%	10,200,000	9,720,636
07/15/2031	7.000%	5,950,000	6,111,735
LXP Industrial Trust
11/15/2028	6.750%	1,120,000	1,184,237
Trust Fibra Uno(a)
01/15/2030	4.869%	2,455,000	2,289,303
01/23/2032	7.700%	3,175,000	3,275,691
Total			41,342,465
Packaging 0.0%
Crown Americas LLC/Capital Corp. VI
02/01/2026	4.750%	908,000	901,089
Pharmaceuticals 0.6%
AbbVie, Inc.
11/21/2026	2.950%	3,090,000	3,025,133
03/15/2044	5.350%	2,653,000	2,626,568
03/15/2054	5.400%	1,519,000	1,492,242
03/15/2055	5.600%	939,000	947,616
Amgen, Inc.
03/02/2053	5.650%	4,650,000	4,559,986
Biocon Biologics Global PLC(a)
10/09/2029	6.670%	3,565,000	3,354,401
Bristol-Myers Squibb Co.
02/22/2044	5.500%	1,500,000	1,493,002
02/22/2054	5.550%	3,960,000	3,902,170
Total			21,401,118
Property & Casualty 1.0%
Allstate Corp. (The)
05/09/2035	5.550%	1,714,000	1,757,101
American International Group, Inc.(f)
04/01/2048	5.750%	1,368,000	1,358,976
American International Group, Inc.
06/30/2050	4.375%	1,965,000	1,627,186
Beacon Funding Trust(a)
08/15/2054	6.266%	2,905,000	2,891,045
Essent Group Ltd.
07/01/2029	6.250%	8,445,000	8,693,906
Liberty Mutual Group, Inc.(a),(f)
Junior Subordinated
12/15/2051	4.125%	2,905,000	2,768,139
Markel Group, Inc.(e),(f)
	6.000%	5,120,000	5,108,227
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NMI Holdings, Inc.
08/15/2029	6.000%	8,205,000	8,333,586
Total			32,538,166
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/15/2054	5.200%	1,648,000	1,567,495
03/15/2055	5.500%	4,665,000	4,641,261
Union Pacific Corp.
08/15/2039	3.550%	5,050,000	4,178,618
Total			10,387,374
Retail REIT 0.0%
Essential Properties LP
07/15/2031	2.950%	1,601,000	1,387,098
Retailers 0.3%
Home Depot, Inc. (The)
06/25/2054	5.300%	2,426,000	2,339,239
Lowe’s Companies, Inc.
04/15/2053	5.625%	3,235,000	3,122,758
Tapestry, Inc.
03/11/2035	5.500%	2,891,000	2,856,603
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,555,000	1,526,531
Total			9,845,131
Supermarkets 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	6,891,000	6,733,972
Technology 2.4%
Broadcom, Inc.
04/15/2032	5.200%	1,974,000	2,001,895
Cisco Systems, Inc.
02/24/2055	5.500%	2,379,000	2,391,540
Dell International LLC/EMC Corp.(g)
04/01/2032	5.300%	1,584,000	1,594,463
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	2,705,000	2,802,676
01/25/2031	5.500%	2,682,000	2,724,559
01/25/2033	5.900%	1,932,000	1,968,745
01/25/2034	5.875%	1,665,000	1,671,130
01/25/2036	6.100%	2,683,000	2,744,604
01/25/2039	6.300%	2,186,000	2,261,286
Genpact Luxembourg SARL/Genpact USA, Inc.
06/04/2029	6.000%	4,600,000	4,767,193
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	2,793,000	2,763,049
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
03/25/2030	3.900%	5,410,000	5,151,982
02/21/2034	5.150%	2,760,000	2,708,959
02/10/2053	5.700%	2,145,000	1,972,860
02/21/2054	5.600%	2,010,000	1,823,313
Keysight Technologies, Inc.
10/15/2034	4.950%	3,153,000	3,083,838
Kyndryl Holdings, Inc.
10/15/2031	3.150%	5,905,000	5,184,990
10/15/2041	4.100%	1,950,000	1,513,006
Micron Technology, Inc.
01/15/2035	5.800%	5,920,000	6,059,609
Oracle Corp.
02/03/2032	5.250%	3,636,000	3,682,675
04/01/2040	3.600%	6,188,000	4,862,808
08/03/2055	6.000%	2,615,000	2,608,873
09/27/2064	5.500%	2,305,000	2,089,211
PayPal Holdings, Inc.
04/01/2035	5.100%	4,300,000	4,275,016
Synopsys, Inc.
04/01/2032	5.000%	6,192,000	6,209,073
04/01/2055	5.700%	2,464,000	2,444,735
Total			81,362,088
Transportation Services 0.2%
GXO Logistics, Inc.
05/06/2029	6.250%	4,305,000	4,443,669
05/06/2034	6.500%	2,067,000	2,115,160
Total			6,558,829
Wireless 0.3%
Crown Castle, Inc.
09/01/2034	5.200%	2,233,000	2,182,341
Sprint Capital Corp.
11/15/2028	6.875%	2,808,000	2,997,889
United States Cellular Corp.
12/15/2033	6.700%	4,412,000	4,743,767
Total			9,923,997
Wirelines 0.3%
AT&T, Inc.
03/01/2041	6.375%	625,000	664,617
03/01/2047	5.450%	3,115,000	2,952,814
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	6,114,000	6,515,711
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
10/30/2056	2.987%	2,500,000	1,500,433
Total			11,633,575
Total Corporate Bonds & Notes (Cost $1,230,893,060)			1,222,614,234

Exchange-Traded Fixed Income Funds 2.0%
	Shares	Value ($)
Floating Rate 2.0%
Invesco Senior Loan ETF	1,620,900	33,552,630
SPDR Blackstone Senior Loan ETF	810,400	33,331,752
Total		66,884,382
Total Exchange-Traded Fixed Income Funds (Cost $68,242,885)		66,884,382

Foreign Government Obligations(h),(i) 5.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 3.0%
Australia Government Bond
05/21/2032	1.250%	AUD	200,000,000	102,715,412
Canada 0.2%
Antares Holdings LP(a)
10/23/2029	6.350%		6,690,000	6,692,304
Chile 0.0%
Chile Electricity Lux MPC II Sarl(a),(g)
10/20/2035	5.672%		671,000	672,064
Colombia 0.1%
Colombia Government International Bond
11/14/2035	8.000%		720,000	726,823
11/07/2036	7.750%		995,000	972,497
Total				1,699,320
France 0.1%
Electricite de France SA(a)
01/13/2055	6.375%		5,000,000	5,029,985
Jordan 0.1%
Jordan Government International Bond(a)
07/07/2030	5.850%		5,500,000	5,070,340
Mexico 0.9%
Comision Federal de Electricidad(a)
01/24/2035	6.450%		3,062,000	2,944,366

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	3,233,302	3,200,969
Petroleos Mexicanos
01/23/2027	6.490%	5,158,000	5,054,800
03/13/2027	6.500%	8,740,000	8,549,347
02/12/2028	5.350%	10,375,000	9,616,923
Total			29,366,405
Panama 0.3%
Panama Government International Bond
01/31/2036	6.875%	8,900,000	8,575,927
Saudi Arabia 0.3%
Saudi Government International Bond(a)
01/13/2031	5.375%	8,600,000	8,816,146
Total Foreign Government Obligations (Cost $168,465,443)			168,637,903

Municipal Bonds 1.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	1,515,919
University of California
Revenue Bonds
Taxable
Series 2021BJ
05/15/2051	3.071%	1,255,000	822,558
Total			2,338,477
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	1,742,291
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,020,715
Total			2,763,006
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	682,193
City of New York
Unlimited General Obligation Bonds
Series 2023B-1
10/01/2053	5.828%	3,000,000	3,163,529
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	900,038
Total			4,745,760
Municipal Power 0.1%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	2,635,000	2,664,066
Other Bond Issue 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2040	5.568%	530,000	539,965
10/01/2045	5.743%	805,000	817,390
Total			1,357,355
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	1,885,833
Refunded / Escrowed 0.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2020F Escrowed to Maturity
02/15/2043	3.190%	1,265,000	974,937
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,730,415
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.0%
Sumter Landing Community Development District
Revenue Bonds
Series 2025 (ACA)
10/01/2054	5.823%	1,470,000	1,494,100
State Appropriated 0.1%
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	2,692,607
State General Obligation 0.1%
State of California
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,234,125
Tobacco 0.1%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	4,011,635
Turnpike / Bridge / Toll Road 0.2%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	3,035,000	2,461,536
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	1,954,091
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2010B (BAM)
12/01/2045	5.511%	1,295,000	1,275,681
Total			5,691,308
Water & Sewer 0.0%
Metropolitan St. Louis Sewer District
Refunding Revenue Bonds
Series 2019C
05/01/2045	3.259%	1,650,000	1,298,945
Total Municipal Bonds (Cost $41,227,757)			35,882,569

Residential Mortgage-Backed Securities - Agency 34.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(j)
CMO Series 2023-39 Class AI
07/25/2052	2.000%	49,820,415	6,332,932
Federal Home Loan Mortgage Corp.
06/01/2036- 08/01/2051	2.000%	19,025,206	16,334,446
02/01/2038- 01/01/2053	6.000%	27,460,674	28,015,361
02/01/2049- 05/01/2052	3.500%	21,416,760	19,513,784
10/01/2050- 05/01/2051	2.500%	14,973,875	12,555,407
07/01/2051- 02/01/2052	3.000%	25,663,479	22,414,433
05/01/2052- 06/01/2052	4.000%	30,344,380	28,529,070
07/01/2052- 08/01/2052	5.000%	10,548,666	10,422,523
10/01/2052	4.500%	30,977,275	29,693,721
12/01/2052- 04/01/2054	5.500%	15,345,760	15,429,146
11/01/2053	6.500%	9,320,936	9,648,116
Federal National Mortgage Association
12/01/2033- 05/01/2054	6.000%	29,915,340	30,551,113
05/01/2036- 03/01/2052	2.000%	33,357,327	27,183,468
04/01/2039- 09/01/2052	4.500%	12,076,415	11,712,380
05/01/2039- 01/01/2053	6.500%	14,400,720	14,927,904
12/01/2040- 06/01/2052	3.500%	34,452,010	31,475,607
08/01/2041- 05/01/2052	4.000%	32,968,104	30,917,056
05/01/2050- 06/01/2052	3.000%	80,902,530	70,911,001
06/01/2050- 03/01/2052	2.500%	110,675,808	93,180,447
08/01/2052- 01/01/2053	5.000%	48,161,758	47,394,807
10/01/2052- 03/01/2054	5.500%	62,468,774	62,546,289
Federal National Mortgage Association(b)
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.175% 03/01/2047	3.175%	737,293	721,000
12-month Term SOFR + 1.610% Floor 1.610%, Cap 8.102% 04/01/2047	3.102%	671,759	656,370
CMO Series 2005-106 Class UF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 7.000% 11/25/2035	4.754%	142,758	142,170

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(k)
12/01/2052	6.000%	33,717,046	34,413,840
Government National Mortgage Association
02/15/2040- 04/20/2054	4.500%	60,378,230	58,070,197
03/15/2040	5.000%	344,924	349,887
11/20/2040- 10/20/2052	4.000%	30,893,842	28,988,714
06/20/2042- 05/20/2052	3.500%	12,200,612	11,216,593
05/20/2050- 11/20/2051	3.000%	29,227,438	25,933,723
11/20/2050- 02/20/2051	2.500%	19,690,755	16,674,405
Government National Mortgage Association TBA(g)
04/21/2055	2.000%	37,740,000	30,860,097
04/21/2055	5.000%	13,233,000	13,015,212
05/20/2055	2.500%	31,701,000	27,030,993
05/20/2055	5.500%	17,468,000	17,484,112
Uniform Mortgage-Backed Security TBA(g)
04/14/2055	4.500%	92,669,000	88,634,879
04/14/2055	5.000%	29,060,000	28,480,267
04/14/2055	5.500%	42,530,000	42,473,465
04/14/2055	6.500%	14,320,000	14,765,631
05/13/2055	3.500%	56,380,000	50,810,539
05/13/2055	4.000%	67,029,000	62,354,863
Total Residential Mortgage-Backed Securities - Agency (Cost $1,183,307,351)			1,172,765,968

Residential Mortgage-Backed Securities - Non-Agency 8.8%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,751,237
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-3 Class A1
11/26/2068	4.800%	2,442,879	2,402,169
BRAVO Residential Funding Trust(a),(f)
CMO Series 2024-CES1 Class A1A
03/25/2054	6.548%	1,749,383	1,767,087
CMO Series 2024-NQM1 Class A2
12/01/2063	6.096%	1,877,650	1,884,766
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	6,028,055	6,078,707
BRAVO Trust(a),(f)
CMO Series 2025-SR1 Class A1
03/25/2030	3.000%	13,375,000	12,655,500
Chase Home Lending Mortgage Trust(a),(c)
CMO Series 2024-6 Class A4
05/25/2055	6.000%	4,281,924	4,310,667
CMO Series 2024-9 Class A4
09/25/2055	5.500%	7,515,310	7,501,454
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-9 Class A6
09/25/2055	5.500%	3,320,770	3,308,451
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A2
06/25/2067	5.820%	3,593,341	3,631,536
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A7A
07/25/2054	6.000%	6,328,923	6,369,082
CMO Series 2024-CMI1 Class A11
06/25/2054	5.500%	10,559,850	10,539,502
CMO Series 2024-CMI1 Class A5
06/25/2054	5.500%	5,238,829	5,218,723
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-4 Class A2
07/25/2069	6.202%	7,035,549	7,078,564
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1M1
30-day Average SOFR + 1.900% Floor 1.900% 06/25/2043	6.240%	1,794,514	1,807,294
CMO Series 2024-R06 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 09/25/2044	5.940%	5,100,000	5,089,808
Eagle RE Ltd.(a),(b)
CMO Series 2023-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/26/2033	6.340%	2,460,022	2,463,805
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2023-HQA2 Class M1A
30-day Average SOFR + 2.000% 06/25/2043	6.340%	2,027,604	2,041,896
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2025-PJ3 Class A4
07/25/2055	6.000%	6,126,165	6,173,552
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.171%	139,725	135,820
CMO Series 2006-A4 Class 3A1
06/25/2036	4.513%	697,872	466,350
JPMorgan Mortgage Trust(a),(c)
CMO Series 2024-10 Class A4
03/25/2055	5.500%	6,454,411	6,442,903
CMO Series 2024-10 Class A6
03/25/2055	5.500%	4,973,064	4,955,608
CMO Series 2024-11 Class A4
04/25/2055	6.000%	9,803,838	9,883,104
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-11 Class A6
04/25/2055	6.000%	4,170,535	4,190,821
CMO Series 2024-12 Class A4
06/25/2055	6.000%	16,454,385	16,587,653
CMO Series 2024-5 Class A6
11/25/2054	6.000%	5,687,616	5,704,182
CMO Series 2024-6 Class A6
12/25/2054	6.000%	3,473,723	3,485,247
CMO Series 2024-CCM1 Class A4A
04/25/2055	5.500%	14,144,834	14,121,430
CMO Series 2024-INV1 Class A4
04/25/2055	6.000%	5,567,144	5,603,264
CMO Series 2025-CCM1 Class A4
06/25/2055	5.500%	14,058,342	14,035,961
MFA Trust(a),(f)
CMO Series 2023-NQM3 Class A1
07/25/2068	6.617%	6,995,474	7,042,787
CMO Series 2024-NQM1 Class A1
03/25/2069	6.579%	1,314,659	1,332,674
CMO Series 2024-NQM1 Class A2
03/25/2069	6.832%	4,329,870	4,382,774
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2023-2 Class A4
06/25/2053	6.000%	16,560,333	16,586,321
OBX Trust(a),(f)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	5,158,319	5,209,652
PRKCM Trust(a),(f)
CMO Series 2024-HOME1 Class A1
05/25/2059	6.431%	3,741,036	3,787,683
Provident Funding Mortgage Trust(a),(c)
CMO Series 2024-1 Class A3
12/25/2054	5.500%	8,910,267	8,895,663
RCKT Mortgage Trust(a)
CMO Series 2024-CES1 Class A1A
02/25/2044	6.025%	5,690,722	5,722,119
RCKT Mortgage Trust(a),(f)
CMO Series 2024-CES4 Class A1A
06/25/2044	6.147%	5,774,188	5,836,113
CMO Series 2024-CES9 Class A1A
12/25/2044	5.582%	12,103,392	12,140,940
Sequoia Mortgage Trust(a),(c)
CMO Series 2024-10 Class A11
11/25/2054	5.500%	2,883,646	2,873,447
CMO Series 2024-10 Class A5
11/25/2054	5.500%	3,803,015	3,796,198
CMO Series 2024-6 Class A11
07/27/2054	6.000%	10,250,439	10,284,829
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-7 Class A5
08/25/2054	6.000%	6,458,528	6,493,367
CMO Series 2024-9 Class A5
10/25/2054	5.500%	2,733,703	2,721,867
Towd Point Mortgage Trust(a),(c)
CMO Series 2024-CES1 Class A1A
01/25/2064	5.848%	5,179,016	5,196,365
Verus Securitization Trust(a),(f)
CMO Series 2022-INV1 Class A2
08/25/2067	5.802%	3,464,730	3,456,858
CMO Series 2024-4 Class A1
06/25/2069	6.218%	3,611,490	3,645,875
CMO Series 2024-5 Class A1
06/25/2069	6.192%	10,276,540	10,376,124
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $299,296,335)			300,467,799

U.S. Treasury Obligations 8.2%

U.S. Treasury
12/15/2027	4.000%	75,000,000	75,222,656
01/15/2028	4.250%	9,000,000	9,084,375
02/15/2028	4.250%	9,500,000	9,593,516
11/15/2032	4.125%	16,000,000	16,025,000
02/15/2040	4.625%	20,000,000	20,421,875
11/15/2040	1.375%	3,000,000	1,950,000
05/15/2041	2.250%	5,000,000	3,705,469
08/15/2041	3.750%	4,500,000	4,100,625
05/15/2042	3.000%	8,000,000	6,511,250
08/15/2043	4.375%	5,000,000	4,873,438
11/15/2043	4.750%	15,000,000	15,325,781
08/15/2044	4.125%	33,000,000	30,922,031
11/15/2044	4.625%	39,400,000	39,455,406
U.S. Treasury(l)
11/30/2031	4.125%	27,000,000	27,084,375
05/15/2042	3.250%	8,500,000	7,182,500
08/15/2042	3.375%	7,000,000	6,001,406
08/15/2051	2.000%	3,000,000	1,786,406
Total U.S. Treasury Obligations (Cost $281,228,753)			279,246,109

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(m),(n)	22,176,403	22,171,968
Total Money Market Funds (Cost $22,171,816)		22,171,968
Total Investments in Securities (Cost: $3,788,337,310)		3,756,111,557
Other Assets & Liabilities, Net		(360,973,508)
Net Assets		3,395,138,049

CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
At March 31, 2025, securities and/or cash totaling $21,867,339 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
465,291,045 ZAR	25,316,902 USD	Citi	06/18/2025	98,225	—
23,984,323 USD	439,777,184 ZAR	JPMorgan	06/18/2025	—	(148,491)
164,140,050 AUD	103,486,329 USD	UBS	06/18/2025	857,434	—
Total				955,659	(148,491)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	393	06/2025	USD	46,091,531	10,829	—
U.S. Treasury 10-Year Note	375	06/2025	USD	41,707,031	246,904	—
U.S. Treasury 5-Year Note	196	06/2025	USD	21,198,625	72,231	—
U.S. Treasury Ultra 10-Year Note	647	06/2025	USD	73,838,875	345,296	—
U.S. Treasury Ultra Bond	790	06/2025	USD	96,577,500	560,488	—
Total					1,235,748	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,488)	06/2025	USD	(308,271,751)	—	(559,218)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $1,259,934,891, which represents 37.11% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(d)	Represents a security in default.
(e)	Perpetual security with no specified maturity date.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents a security purchased on a forward commitment basis.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	164,837,732	286,120,651	(428,786,567)	152	22,171,968	5,322	1,133,602	22,176,403
CTIVP® – American Century Diversified Bond Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2025 (Unaudited)
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – American Century Diversified Bond Fund  | 2025

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